PRINCIPAL ACCOUNTING POLICIES (Details)	9 Months Ended			12 Months Ended
	Sep. 30, 2017 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 30, 2016 CNY (¥)	Dec. 31, 2016 CNY (¥)	Sep. 30, 2017 USD ($)	Sep. 20, 2013 EUR (€)
Foreign currency translation
Cash, cash equivalents, and restricted cash	¥ 4,686,400,000			¥ 4,136,500,000
Available-for-sale investment
Provision for other receivables	¥ 10,287,626			10,287,626
Proceeds from Sale and Maturity of Available-for-sale Securities			¥ 10,197,934
Due to related parties | €						€ 2,948,489
Project assets
Project assets, useful life	20 years	20 years
Revenue recognition
Return percentage, minimum	5.00%	5.00%
Retainage	¥ 112,700,000			144,900,000
Retain percentage, maximum	10.00%	10.00%
Cost of revenue
Cost of electricity sales	¥ 2,900,000		400,000
Warranty cost
Product defect, minimum warranty	5 years	5 years
Product defect, maximum warranty	10 years	10 years
Product decline, minimum warranty	10 years	10 years
Product decline, maximum warranty	25 years	25 years
Warranty cost expenses	¥ 228,540,241		158,627,862
Utilization of warranty accruals	¥ 69,359,157		2,370,722
Product decline, minimum percentage	10.00%	10.00%
Product decline, maximum percentage	20.00%	20.00%
Fair Value Inputs, Expected Failure Rate	1.00%				1.00%
Shipping and handling
Shipping and handling costs	¥ 950,588,622		600,895,799
Government grants
Subsidy income	¥ 118,383,627	$ 17,793,219	87,424,168
Government grants related to assets			19,700,000
Convenience translation
Exchange rate	6.6533				6.6533
Recent accounting pronouncements
Current deferred tax assets	¥ 0			130,675,655	$ 0
Current deferred tax liabilities	0			¥ 17,074,064	$ 0
Standard and Extended Product Warranty Accrual	82,923,190
Contract Retainage Receivable, Additions	12,015,000,000		12,600,000
Contract Retainage Revenue	38,100,000		28,200,000
Project Assets Of Discontinued Operations [Member]
Interest Capitalization
Interest capitalized	0		48,779,722
Construction Projects Of Continuing Operation [Member]
Interest Capitalization
Interest capitalized	¥ 11,842,793		¥ 7,407,115
Solar Projects [Member] | Minimum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	20 years	20 years
Solar Projects [Member] | Maximum [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Lease term	50 years	50 years
Land use rights [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Land use rights [Member] | Manufacturing [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	50 years	50 years
Intangible asset, useful life, maximum	70 years	70 years
Purchased software and trademark registration fees [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Intangible asset, useful life, minimum	5 years	5 years
Intangible asset, useful life, maximum	10 years	10 years
Building [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	20 years	20 years
Machinery and Equipment [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	10 years	10 years
Furniture and Fixtures [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	3 years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	4 years	4 years
Vehicles [Member] | Maximum [Member]
Short-term and long-term advances to suppliers
Property, plant and equipment, estimated useful life	5 years	5 years
Bond [Member]
Available-for-sale investment
Convertible debt, conversion rate	1	1
Stated interest rate						5.00%